Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 655.6		$ 744.0
Receivables	522.7		483.4
Inventories	402.1		297.7
Materials contained on heap leach pads	65.0		187.9
Total current assets	1,645.4		1,713.0
Property, plant and equipment, net	7,388.9		7,016.8
Goodwill	1,020.1		1,075.4
Deferred income and mining taxes	24.1
Materials contained on heap leach pads	111.8
Non-current investments	458.0		272.2
TOTAL ASSETS	10,648.3		10,077.4
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and provisions	751.9		669.9
Interest payable	11.0		11.2
Royalties, income and mining taxes payable	192.1		264.4
Short-term loans and current portion of long-term loans	40.0	[1]	547.0	[1]
Total current liabilities	995.0		1,492.5
Long-term loans	2,321.2		1,360.7
Deferred income and mining taxes	901.8		1,019.4
Provision for environmental rehabilitation	373.6		336.9
Other non-current liabilities	13.9		13.5
Provision for post-retirement health care costs	2.1		2.1
Total liabilities	4,607.6		4,225.1
COMMITMENTS AND CONTINGENCIES - see notes 19 and 20
SHAREHOLDERS' EQUITY
Share capital December 31, 2012 - 1,000,000,000 (December 31, 2011 - 1,000,000,000) authorized ordinary shares of 50 South African cents each. Shares issued December 31, 2012: 729,536,813 (December 31, 2011: 723,735,186)	61.0		59.0
Additional paid-in capital	5,452.3		5,374.6
Retained earnings	1,054.3		772.5
Accumulated other comprehensive loss	(653.0)		(423.3)
Gold Fields shareholders' equity	5,914.6		5,782.8
Noncontrolling interests	126.1		69.5
Total equity	6,040.7		5,852.3
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 10,648.3		$ 10,077.4

[1]	The maturity of the loans has been updated to reflect post year end refinancing terms.